Related Party Transactions - Additional Information (Details)							3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 26, 2024 USD ($)	Jun. 01, 2024 USD ($)	May 31, 2024 USD ($)	Jan. 13, 2022 $ / shares shares	Dec. 01, 2021 USD ($) shares	Oct. 25, 2021 USD ($) $ / shares shares	Mar. 31, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 30, 2024 USD ($)	Dec. 18, 2023 $ / shares	Dec. 15, 2023 $ / shares	Dec. 12, 2023 USD ($)	Dec. 11, 2023 USD ($) shares	Dec. 08, 2023 USD ($)	Nov. 14, 2023 USD ($) $ / shares	Oct. 14, 2023 USD ($) $ / shares	Apr. 18, 2023 shares	Dec. 31, 2022 USD ($) shares	Dec. 01, 2022 $ / shares
Related Party Transaction [Line Items]
Share price | $ / shares												$ 10.68
Shares Issued, Price Per Share | $ / shares								$ 10	$ 10
Debt instrument face value																$ 80,000	$ 80,000
Notes payable to related party classified as current								$ 160,000	$ 160,000										$ 0
New Expense Advancement Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument face value										$ 160,000
Agree to advance from related party										160,000
Related party debt available for withdrawal										440,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues | shares								3,900,000	3,900,000
Sponsor [Member]
Related Party Transaction [Line Items]
Other Commitment									$ 1,655,000				$ 15,000	$ 1,630,000	$ 10,000
Advances from related party	$ 10,000	$ 25,000	$ 245,000					$ 2,225,051	1,655,000
Sponsor [Member] | Expense Advancement Agreement [Member]
Related Party Transaction [Line Items]
Agree to advance from related party										$ 600,000
Sponsor [Member] | Loans payable [Member]
Related Party Transaction [Line Items]
Debt instrument face value																$ 80,000
Common stock held in trust																	80,000
Debt instrument, unused borrowing capacity, amount								160,000	160,000								160,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Working capital loans convertible into equity warrants								$ 1,500,000	$ 1,500,000
Debt instrument conversion price per share | $ / shares								$ 1	$ 1
Working Capital Loans outstanding								$ 0	$ 0										0
Other Commitment								$ 1,750,000	1,750,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value						$ 250,000
Sponsor [Member] | Promissory Note [Member] | Loans payable [Member]
Related Party Transaction [Line Items]
Debt instrument face value																	$ 80,000
Related Party [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Notes payable to related party classified as current									$ 0										$ 0
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding | shares								1	1										7,500,000
Common Class B [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited | shares				3,750
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding | shares																		1
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding | shares								7,499,999	7,499,999					2,950,000					0
Shares Issued, Price Per Share | $ / shares				$ 10
Common stock, price per share | $ / shares																$ 10.2	$ 10.2
Common Class A [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues | shares				3,900,000
Common Class A [Member] | Sponsor [Member] | Loans payable [Member]
Related Party Transaction [Line Items]
Common stock, price per share | $ / shares											$ 10.2						$ 10.2
Common Class A [Member] | Sponsor [Member] | Restriction on Transfer of Sponsor Shares [Member]
Related Party Transaction [Line Items]
Share price | $ / shares								$ 12	$ 12
Lock in period of shares								1 year	1 year
Number of trading days for determining share price								20 days	20 days
Number of consecutive trading days for determining the share price								30 days	30 days
Waiting period after which the share trading days are considered								150 days	150 days
Founder Shares [Member]
Related Party Transaction [Line Items]
Stock split ratio				1.044		1.044
Common stock, shares outstanding | shares				7,503,750
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Share price | $ / shares						$ 0.0001
Stock issued during period shares new issues | shares						250,000
Founder Shares [Member] | Common Class B [Member] | Director [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues | shares						50,000
Founder Shares [Member] | Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares | shares						7,187,500
Fee Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value					$ 362,500
Stock shares issued during the period for services shares | shares					50,000		50,000		50,000
Shares Issued, Price Per Share | $ / shares																				$ 7.25
Stock- based compensation expense					$ 362,500
Fee Shares [Member] | Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value						$ 25,000